Stock-Based Compensation (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Jun. 04, 2024 shares	Dec. 31, 2021 $ / shares	Jan. 31, 2021 shares	Sep. 30, 2018 shares	Sep. 30, 2014 shares
Stock-Based Compensation [Line Items]
Number of equity incentive plans					2
Number of shares of common stock were reserved (in Shares)							4,460,437
Fair value of weighted average of options granted (in Dollars per share) | $ / shares					$ 0.66
Stock compensation expense | $			$ 394,234	$ 404,761	$ 484,584	$ 845,448
Unrecognized expense | $					$ 394,000
Weighted average period					1 year 11 months 26 days
Dividend yield					0.00%
Remaining issuance | $	$ 3,568,676		$ 3,568,676
Aggregate percentage			3.00%
Total unrecognized expense | $	$ 218,324		$ 218,324
Weighted average period			1 year 8 months 12 days
Stock Option [Member]
Stock-Based Compensation [Line Items]
Weighted average estimated fair value (in Dollars per share) | $ / shares	$ 1.49	$ 0.46	$ 1.49	$ 0.46
Common Stock [Member]
Stock-Based Compensation [Line Items]
Aggregate share (in Shares)			1,070,603
2014 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Weighted average period						5 years 8 months 4 days
Weighted average estimated fair value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001		$ 0.0001
2014 Equity Incentive Plan [Member] | Common Stock [Member]
Stock-Based Compensation [Line Items]
Number of shares of common stock were reserved (in Shares)					1,250,000
2018 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Authorized shares reserved (in Shares)					12,492,910
Fair value of weighted average of options granted (in Dollars per share) | $ / shares						$ 0.58
Stock compensation expense | $					$ 485,000	$ 845,000
Weighted average period						7 years 6 months 7 days
Weighted average estimated fair value (in Dollars per share) | $ / shares					$ 0.55	$ 0.55		$ 0.54
2018 Equity Incentive Plan [Member] | Common Stock [Member]
Stock-Based Compensation [Line Items]
Number of shares of common stock were reserved (in Shares)					4,900,000
2014 Plan [Member]
Stock-Based Compensation [Line Items]
Number of shares of common stock were reserved (in Shares)											1,250,000
2018 Plan [Member]
Stock-Based Compensation [Line Items]
Number of shares of common stock were reserved (in Shares)									12,492,910	4,900,000
Dividend yield			0.00%
Stock compensation expense | $	$ 59,385	$ 76,431	$ 394,234	$ 404,761